Note 6 - Long Term Bank Loans - Future Annual Repayments (Details)	Jun. 30, 2026 USD ($)
2027	$ 21,990,000
2028	16,725,000
2029	8,500,000
2030	25,591,591
2031	17,250,000
Thereafter	8,000,000
Total	$ 98,056,591